Consolidated income statement (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	$ (224)
Gain/(loss) recognised on assets held for sale	(34) [1]
Bank of Communications Co., Limited
Disclosure of detailed information about business combination [line items]
Dilution loss of interest in associate	1,136
Impairment loss recognised in profit or loss	1,000
Galicia
Disclosure of detailed information about business combination [line items]
Loss on financial assets at FV through P&L	100
– net income or losses from financial instruments held for trading or managed on a fair value basis | French Home And Other Loans
Disclosure of detailed information about business combination [line items]
Unrealised gains or losses recognised in profit or loss relating to assets held at end of period	$ 100

[1]	Amounts in 1H26 include $0.2bn from the recycling of foreign currency translation reserve losses arising on completion of the sale of our UK life insurance business, HSBC Life (UK) Limited, and $0.3bn of disposal losses recognised upon the ‘held for sale‘ classification of HSBC Continental Europe’s shareholding in
HSBC Bank Malta p.l.c.